Share Based Payments - Fair Value Assumptions (Details)	1 Months Ended
	Apr. 30, 2020	Nov. 30, 2018	Sep. 30, 2018
Share-based Payment Arrangement [Abstract]
Risk free interest rate (percentage)	0.39%	2.32%	2.82%
Expected life (years)	5 years	5 years	5 years
Expected volatility (percentage)	48.80%	52.00%	32.00%
Expected dividend yield (percentage)	0.00%	0.00%	0.00%